SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates

a.      Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimated and assumptions are employed in estimates used in determining values of stock-based compensation costs, financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy, allowance for doubtful accounts, income taxes and valuation allowance and contingent liabilities . Actual results could differ from those estimates.

Principles of consolidation

b.       Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Financial statements in United States dollars

c.      Financial statements in United States dollars:

A substantial portion of the Company's costs is incurred in U.S. dollars ("dollars"). Some of the revenues of the Company are generated in dollars. The majority of the Company's financing is in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive income (loss) as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income (loss) items are translated at average exchange rates prevailing during the year. Related translation adjustments are recorded as a separate component of accumulated other comprehensive loss in changes in shareholders' equity.

Cash equivalents	d. Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Restricted cash	e. Restricted cash: Restricted cash is primarily invested in short term and long term deposits. For more information refer to Note 8c.
Long - term deposits and long-term assets	f. Long – term deposits and long-term assets: Consist mainly of long-term prepaid expenses for motor vehicle and office leasing.
Property and equipment, net

g.      Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets

h.      Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the asset (asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The loss is allocated to the long-lived assets of the Company on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Company will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable.

During 2012, 2013 and 2014, no impairment losses had been identified for intangible assets and property and equipment.

Goodwill

i.       Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operation-based segment, which also comprise its reporting units: TIS and its subsidiaries except TIS Americas and TIS Americas. In 2014 the Company performed a qualitative assessment for all its reporting units during the fourth quarter of 2014 and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required.

During the years 2014 and 2013, no impairment charge was recognized.

Intangible assets

j.       Intangible assets:

Intangible assets are comprised of acquired technology and customer relations. Definite-lived intangible assets are amortized over their estimated useful life. Acquired technology is amortized on a straight line basis over a period of 3.2 years. Customer relations are amortized using accelerated amortization method over a period of 8.5 years.

Investments in affiliates

k.       Investments in affiliates:

The Company uses the cost method of accounting for its investments in investees over which it does not exercise significant influence. Under the cost method of accounting, investments are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable.

The Company, through Top Image Systems (Asia Pacific) Pte. Ltd. held 23.7% an investment in affiliated company, Asiasoft Hong Kong Ltd ("AS HK"). During 2010 AS HK sold its business to another company. In December 2010, the Company received an advance in the amount of $ 369 as a result of such sale. On July 2013 the sell was completed and it was determined that no additional payment will be received and accordingly the Company recognized the advance payment in the amount of $ 369 as other income, net.

Revenue recognition

l.       Revenue recognition:

The Company reports its revenue in two categories: (i) license, mainly perpetual license, and Software as a Services (“SaaS”) revenues; and (ii) service revenue, including revenue from professional services, training services and post-contract customer support (“PCS”).

The Company accounts for the sale of perpetual software in accordance with ASC 985-605, "Software Revenue Recognition ("ASC 985-605")". ASC 985-605 generally requires revenues earned from software arrangements involving multiple elements to be allocated to each element based on the relative fair values of the elements determined by the vendor's specific objective evidence ("VSOE") of fair value. VSOE is based on the price charged when an element is sold separately or renewed. Revenues are allocated under the "residual method" when VSOE of fair value exists for all undelivered elements and VSOE of fair value does not exist for all of the delivered elements, and when all ASC 985-605 criteria for revenue recognition are met.

Revenue from license fees is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

PCS revenue are deferred and recognized on a straight-line basis over the term of the agreement.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement.

For sales not included a perpetual software, the Company recognizes revenues in accordance to Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13").  ASU 2009-13 requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained.

Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products and professional services was based on ESP.

Deferred revenues represent unearned amounts received for PCS arrangements that are paid by customers and not yet recognized as revenues.

The Company generally does not grant a right of return to its customers.

Research and development costs

m.     Research and development costs:

Research and development costs are charged to the statement of income (loss) as incurred. ASC 985-20 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the products are ready for general releases were insignificant. Therefore, all research and development costs have been expensed.

Royalty and non-royalty bearing grants

n.      Royalty and non-royalty bearing grants:

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction in research and development costs.

Grants are only recognized once there is reasonable assurance that the Company will comply with conditions attached to the grant and the grant will be received. Such grants are recorded as a reduction on related research and development costs since, when received, those are not probable to be repaid.

Accounting for share-based compensation

o.      Accounting for share-based compensation:

At December 31, 2014, the Company has one share-based employee compensation plan, which is described extensively in Note 10.

The Company accounts for share-based compensation in accordance with ASC 718, "Stock Compensation" ("ASC 718").  ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of Comprehensive income (loss).

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Monte-Carlo simulation option-pricing model. The Monte-Carlo Simulation for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected life of employee options is a derived output of this assumption from the Monte-Carlo Simulation.

Expected volatility is based upon actual historical stock price movements over the most recent periods. Expected volatility is calculated as of the grant dates for different periods, since the Monte-Carlo Simulation is used for different expected volatilities for different periods.

The Company has historically not paid dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term and calculated for different periods that are in line with the expected volatility periods.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2012	2013	2014

Dividend yield	0%	0%	0%
Expected volatility	64.1%	40%-77%	40%-80%
Risk-free interest rate	1%	0.13%-3.04%	0.12%-2.63%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple- employees	1.62	1.09	-
Suboptimal exercise multiple- management	-	1.36-1.39	1.62-1.66

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses Geometric Brownian Motion Model valuation in a Monte Carlo Simulations measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

Basic and diluted net earnings (loss) per share

p.      Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

In 2012, part of the outstanding options has been excluded from the calculation of the diluted net earnings per share because such securities were anti-dilutive for 2012. The number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share was 19,500 for the year ended December 31, 2012. In 2013 and 2014, all outstanding stock options were anti-dilutive and accordingly excluded from the calculation of the diluted net loss per share.

Income taxes

q.      Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. This accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax on income (expenses).

Concentrations of credit risk

r.      Concentrations of credit risk:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

The Company's cash, cash equivalents and restricted deposits are invested primarily in deposits with major banks worldwide; however, such cash and cash equivalents in the US may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, low credit risk exists with respect to these investments.

Trade receivables of the Company are derived from sales to customers located primarily in the U.S., Europe, Japan, and the Far East. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

Severance pay

s.       Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2012, 2013 and 2014 amounted to approximately $ 167, $ 218 and $ 370, respectively.

Fair value of financial instruments

t.       Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables and other accounts receivable, short-term bank credit, trade payables accrued expenses and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -     Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -   Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -  Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive loss

u.      Comprehensive loss:

The Company accounts for comprehensive loss in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive loss relate to foreign currency translation adjustments.

Contingent liabilities

v.      Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC 450 definition. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2014, the Company is not a party to any ligation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows.

Allowance for doubtful accounts

w.      Allowance for doubtful accounts:

The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio. In establishing the required allowance, management bases its determination, among other factors, on information available about the debtors' financial situation, the volume of their operations and evaluation of the security received from them. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Recently Issued Accounting Pronouncements

x.      Recently Issued Accounting Pronouncements:

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-08 (ASU 2014-08), “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” ASU 2014-08 raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. It is effective for annual periods beginning on or after December 15, 2014. Early adoption is permitted but only for disposals that have not been reported in financial statements previously issued. The Company does not expect the impact of the adoption of ASU 2014-08 to be material to its consolidated financial statements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”, an updated standard on revenue recognition. ASU 2014-09 provides enhancements to the quality and consistency of how revenue is reported while also improving comparability in the financial statements of companies reporting using IFRS and US GAAP. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the Company expects to be entitled in exchange for those goods or services.

The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. ASU 2014-09 will be effective for the Company in the first quarter of fiscal 2017 and may be applied on a full retrospective or modified retrospective approach. The Company is still evaluating the impact of implementation of this standard on its consolidated financial statements.